WBI BullBear Value 3000 ETF
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 85.7%	Shares	Value
Automobiles & Components - 2.1%
Ford Motor Co.	60,974	$809,735

Banks - 2.0%
First Horizon Corp.	51,331	790,497

Capital Goods - 7.3%
Comfort Systems USA, Inc.	3,470	1,102,453
Otis Worldwide Corp.(a)	8,281	822,055
PACCAR, Inc.	7,548	935,122
		2,859,630

Commercial & Professional Services - 10.0%
Automatic Data Processing, Inc.	3,034	757,711
Broadridge Financial Solutions, Inc.	7,422	1,520,471
Verisk Analytics, Inc.(a)	7,064	1,665,197
		3,943,379

Consumer Discretionary Distribution & Retail - 5.6%
Amazon.com, Inc.(b)	7,239	1,305,771
eBay, Inc.	17,053	900,057
		2,205,828

Consumer Durables & Apparel - 2.2%
Garmin Ltd.(a)	5,820	866,423

Consumer Services - 2.1%
Hilton Worldwide Holdings, Inc.	3,944	841,295

Energy - 7.1%
Halliburton Co.	20,842	821,592
ONEOK, Inc.(a)	24,730	1,982,604
		2,804,196

Financial Services - 5.8%
Janus Henderson Group PLC	13,521	444,706
T Rowe Price Group, Inc.	3,100	377,952
Tradeweb Markets, Inc. - Class A(a)	14,158	1,474,839
		2,297,497

Food, Beverage & Tobacco - 4.8%
Altria Group, Inc.	43,277	1,887,743

Insurance - 12.3%
CNA Financial Corp.	15,510	704,464
Prudential Financial, Inc.(a)	14,106	1,656,044
Reinsurance Group of America, Inc.	4,241	818,004
Unum Group	15,776	846,540
W R Berkley Corp.	9,797	866,447
		4,891,499

Materials - 4.4%
LyondellBasell Industries NV - Class A	16,747	1,712,883

Media & Entertainment - 3.9%
Electronic Arts, Inc.(a)	11,537	1,530,614

Semiconductors & Semiconductor Equipment - 4.0%
Microchip Technology, Inc.(a)	8,332	747,464
NXP Semiconductors NV	3,376	836,472
		1,583,936

Software & Services - 3.0%
Microsoft Corp.	2,856	1,201,576

Telecommunication Services - 4.8%
AT&T, Inc.	106,508	1,874,541

Utilities - 4.3%
UGI Corp.(a)	69,643	1,709,039
TOTAL COMMON STOCKS (Cost $30,169,035)		33,810,311

EXCHANGE TRADED FUNDS - 8.9%	Shares	Value
SPDR Bloomberg Short Term High Yield Bond ETF	138,402	3,490,498
TOTAL EXCHANGE TRADED FUNDS (Cost $3,484,519)		3,490,498

SHORT-TERM INVESTMENTS - 19.4%
Investments Purchased with Proceeds from Securities Lending - 19.4%	Units
Mount Vernon Liquid Assets Portfolio, LLC(c)	7,635,743	7,635,743

TOTAL SHORT-TERM INVESTMENTS (Cost $7,635,743)		7,635,743

TOTAL INVESTMENTS - 114.0% (Cost $41,289,297)		$44,936,552
Money Market Deposit Account - 0.5%(d)		200,371
Liabilities in Excess of Other Assets - (14.5)%		(5,711,527)
TOTAL NET ASSETS - 100.0%		$39,425,396

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC (S&P). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $7,500,167 which represented 19.0% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the MMDA) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 3.27%.

WBI BullBear Value 3000 ETF
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	33,810,311			33,810,311
Exchange Traded Funds	3,490,498			3,490,498
Investments Purchased with Proceeds from Securities Lending(a)		7,635,743		7,635,743
Total Assets	37,300,809	7,635,743		44,936,552

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.